PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The following table summarizes the significant differences between the U.S. Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2020 and 2019:

	2020	2019
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	7.50%	7.50%
Temporary differences	0.38%	(0.82)%
Permanent differences	(0.98)%	(7.41)%
Change in valuation allowance	(27.90)%	(20.27)%
Totals	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSETS

	As of	As of
	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating losses before non-deductible items	$747,748	$579,118
Stock-based compensation	28,174	-
Depreciation	(1,616)	(1,616)
Total deferred tax assets	774,306	577,502
Less: Valuation allowance	(774,306)	(577,502)

Net deferred tax assets	$-	$-

India Based Entity [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEFERRED TAX ASSETS

Significant components of deferred tax liabilities as at December 31, 2020 and 2019 (was acquired May 2019):

	As of	As of
	December 31, 2020	December 31, 2019
Deferred Tax Assets:
Difference between book and tax base of fixed assets	$43,868	$56,696
Provision for gratuity	27,189	22,253
Provision for leave encashment	11,030	8,598
Operating lease	5,170	2,339
NOL carryforward (based on last tax return filed per Indian Income Tax laws)	43,140	11,404
Timing difference on TDS under 40a(ia)	9,002	-
MAT credit	8,644	8,860
Deferred Tax Assets	148,043	110,150

Net Deferred Tax Assets	148,043	110,150
Less: Valuation allowance	(148,043)	(110,150)
Net Deferred Tax Asset	$-	$-